Trade receivables - Allowance for expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At the beginning of the year	R$ (211,986)	R$ (113,934)	R$ (102,128)
Write-off of uncollectible receivables	203,762	89,481	98,883
Reversal	37,256	19,242	16,868
Allowance for expected credit losses	(300,797)	(206,775)	(127,557)
At the end of the year	R$ (268,314)	R$ (211,986)	R$ (113,934)